Leases - Sales Type Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Sales-type Lease, Revenue	$ 304	$ 216,408
Sales-type Lease, Initial Direct Cost Expense, Commencement	278	217,609
Gross Margin	$ 26	$ (1,201)